GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Changes in carrying amount of goodwill

	Thousands of Yen
	LegalTech AI	AI Solution	Total
Fiscal year ended March 31, 2017
Balance at April 1, 2016	¥2,132,137	¥—	¥2,132,137
Acquisition	127,449	—	127,449
Translation adjustments and other	(220,876)	—	(220,876)
Goodwill	2,038,710	—	2,038,710
Accumulated impairment losses	—	—	—
Balance at March 31, 2017	2,038,710	—	2,038,710

Acquisition	—	—	—
Translation adjustments and other	(28,156)	—	(28,156)
Goodwill	2,010,554	—	2,010,554
Accumulated impairment losses	—	—	—
Balance at March 31, 2018	2,010,554	—	2,010,554

Acquisition	—	—	—
Translation adjustments and other	89,892	—	89,892
Goodwill	2,100,446	—	2,100,446
Accumulated impairment losses	—	—	—
Balance at March 31, 2019	¥2,100,446	¥—	¥2,100,446

Intangible assets except for capitalized computer software costs
Finite-Lived Intangible Assets [Line Items]
Components of intangible assets subject to amortization

	Thousands of Yen
	2018		2019
	Gross		Gross
	carrying	Accumulated	carrying	Accumulated
	amount	amortization	amount	amortization
Customer relationships	¥2,053,959	¥382,364	¥2,145,792	¥546,121
Trademarks	32,250	16,034	32,778	14,575
Noncompete agreements	45,151	39,737	47,170	46,977
Favorable leases	82,435	62,561	86,121	81,969
Other	107,752	55,106	108,509	57,298
	¥2,321,547	¥555,802	¥2,420,370	¥746,940

Estimated aggregate amortization expense of intangible assets except for capitalized software costs for each of the next five years

Year Ending March 31,	Thousands of Yen
2020	¥157,049
2021	152,453
2022	152,577
2023	152,577
2024	154,391